Contingencies, Commitments and Guarantees (details) $ in Millions	3 Months Ended	79 Months Ended
	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) item	Nov. 07, 2016 USD ($) item	Nov. 06, 2016 USD ($)
Gain Contingency
Reinsurance recoverables	$ 8,287	$ 8,199
United States Fidelity & Guaranty Company v. American Re-Insurance Company, et al. [Member]
Gain Contingency
Number of discrete issues for which the Court of Appeals remanded the case for trial | item		2
Number of reinsurer defendants | item		2	3
Number of reinsurers against which judgment was entered in a reinsurance dispute who are subsidiaries of the same company | item		2
Number of reinsurers with whom the Company reached a settlement agreeement | item			1
Payment received from settlement fund (pre-tax)	126
Payment received from settlement fund (after-tax)	$ 82
Reinsurance recoverables		$ 31	$ 31	$ 238
Total settlement amount		71
Settlement amount, reinsurance recoverables		31
Interest related to settlement award		$ 40
Annual interest rate accruing on judgment not yet paid		9.00%